Pursuant to Rule 497(e)
Registration No. 333-11283

SUNAMERICA FOCUSED SERIES, INC.

Focused Technology Portfolio (the “Fund”)

Supplement dated August 13, 2010

to the Prospectus dated February 26, 2010

as supplemented and amended to date

Effective immediately, the description of the portfolio manager of the Fund under the heading “Portfolio Manager,” on page 41 of the Prospectus is hereby deleted in its entirety and replaced with the following:

“Name	Portfolio Manager of the Fund Since	Title
Dominic Vignola	2010	Portfolio Manager”

In addition, the description of the portfolio manager of the Fund under the heading “Information About Advisers,” on page 74 of the Prospectus is hereby deleted in its entirety and replaced with the following:

“Portfolio	Name, Title, Affiliation of Portfolio Manager	Experience
Focused Technology Portfolio	Dominic Vignola Portfolio Manager (SunAmerica)	Mr. Vignola joined SunAmerica in July 2010. In addition to his portfolio management responsibilities, Mr. Vignola is a member of the research team at SunAmerica covering the technology industry. Prior to joining SunAmerica, Mr. Vignola managed a technology fund and worked in the research department of Merrill Lynch Investment Management (now BlackRock Financial), was a technology sector analyst with Deutsche Bank, and was an analyst and marketing specialist with Prudential Financial. He received his B.S. from the City University of New York College of Staten Island and M.B.A. from the Zicklin School of Business of the City University of New York—Baruch College.”

Capitalized terms used herein but not defined have the meanings assigned to them in the Prospectus.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

SUP2_FOCPR_2-10

SUNAMERICA FOCUSED SERIES, INC.

Focused Technology Portfolio (the “Fund”)

Supplement dated August 13, 2010

to the Statement of Additional Information (“SAI”)

dated February 26, 2010, as supplemented and amended to date

Effective immediately, under the heading “Additional Information about the Portfolio Managers,” on page B-50 of the SAI, the information pertaining to the Fund is hereby deleted and replaced with the following:

	“Other Accounts (As of October 31, 2009, except as otherwise specified)
				Registered Investment Companies		Pooled Investment Vehicles		Other Accounts
Portfolio	Advisers/ Sub-adviser	Portfolio Manager		No. of Accounts	Assets ($millions except as noted)	No. of Accounts	Assets ($millions except as noted)	No. of Accounts	Assets ($millions except as noted)
Technology Portfolio	SunAmerica	Dominic Vignola	*	0	$0	0	$0	0	$0

*	As of July 31, 2010”

In addition, under the heading “Portfolio Manager Ownership of Fund Shares,” on page B-51 of the SAI, the information pertaining to the Fund is hereby deleted and replaced with the following:

“Portfolio	Name of Adviser	Name of Portfolio Manager(s)	Dollar Range of Equity Securities in each Fund managed by the named Portfolio Manager

Technology Portfolio	SunAmerica	Dominic Vignola *	None

*	As of July 31, 2010”

Capitalized terms used herein but not defined have the meanings assigned to them in the SAI.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

SAI-SUP2_FOCPR_2-10